Supplemental Financial Statement Information - Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 14, 2011 Predecessor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at Beginning of Period	$ 11,372		$ 11,152	$ 12,315
Charged to Costs and Expenses	(53)	(757)	1,965	2,978
Deductions	167	1,181	802	738
Balance at End of Period	$ 11,152	$ 12,617	$ 12,315	$ 14,555